S000067834 [Member] Investment Strategy - Ashmore Emerging Markets Equity ESG Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer, focusing on issuers that the Investment Manager believes satisfy the ESG Criteria (as described below). An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low‑income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g. the relevant indices in the family of J.P. Morgan Corporate Emerging Markets Bond Index, J.P. Morgan Emerging Local Markets Index, J.P. Morgan Emerging Markets Bond Index, J.P. Morgan Government Bond Index – Emerging Markets and MSCI Emerging and Frontier Markets Index).
The Investment Manager incorporates environmental, social and corporate governance risk considerations into issuer analysis and uses its ESG Scoring Process (as defined below) to help identify what it believes to be high quality companies with strong performance or potential when measured against the ESG Criteria. The Investment Manager looks at the relevant issuer’s sustainability by assessing the strength and enduring nature of an issuer’s competitive advantages, which are supported by long term planning and investment. Issuers that score poorly during the ESG Scoring Process are excluded from the list of potential investments.
The Investment Manager defines and assesses ESG Criteria on the basis of an issuer’s performance against the following metrics:
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Environment: Global and local impact, greenhouse gas emissions, water and waste management, incidents of environmental pollution, energy management and use of green energy, policies and innovations to limit negative impact.

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Social: Employee diversity and inclusion, customer welfare, human rights, community relations, labour practices, health and safety, supply chain management, materiality of philanthropy spend, product quality and safety.

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Governance: Governance structure, transparency and disclosure, representation of minority interests, public listing and reporting, management accessibility, key performance indicators used to design long-term incentive schemes, policies and strategies to mitigate the impact of ESG risks.

ESG Scoring Process means the scoring process of the Investment Manager whereby the Investment Manager issues a score to each issuer, based on their historical and current performance, taking into account the environmental, social or governance risks that an issuer may present and the performance of each issuer against ESG Criteria. Individual ESG criteria generally will be given equal weight. The process relies on information drawn from a range of data sources, including data from third-party service providers, which is subject to change.
The Fund seeks to avoid investing in issuers that the Investment Manager determines have significant involvement (i.e., more than 10% of revenues) in the manufacture, distribution or sale of fossil fuels or tobacco products and in gambling, pornography or defense (including controversial weapons) industries, or other issuers that engage in business practices that the Investment Manager determines to be sub‑standard from an ESG or sustainability perspective in relation to their industry or sector.
The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non‑voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over‑the‑counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization.
The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.
In managing the Fund’s portfolio, the Investment Manager utilizes primarily a bottom‑up process to identify securities with attractive growth prospects by looking at revenues, profits or historic growth (based on revenue or profit), whilst also overlaying a top‑down process to identify further opportunities and risks.
The Investment Manager’s top‑down analysis of Emerging Market Countries, as well as companies that are in the process of being privatized by an Emerging Market Country or that are less than 99% directly or indirectly owned by an Emerging Market Country, include the following:
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Market Factors—including the relative attractiveness of the particular Emerging Market Country in comparison to its historic performance and with the performance of other emerging and world markets on the basis of fundamental values (e.g., price/earnings ratio, price/book value ratio, earnings growth, volatility, dividend yield, and debt/equity ratio).

•	Macro-Economic Factors—including the outlook for currencies, interest rates, commodities, economic growth, inflation, business confidence and scope for private sector initiative.
•	Political Factors—including the stability of the current government and its perceived attitudes towards foreign investment, private sector initiative and development of the capital markets.
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Market Development—the development of the Emerging Market Country relative to developed markets in terms of market capitalization, level of trading activity, sophistication of capital market activities and shareholder protection.

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Investment Restrictions—including the level of foreign ownership allowed in the Emerging Market Country, the method of investment allowed (e.g., direct investment or through funds), required holding periods, ability to repatriate earnings and applicable tax regulations.

The Investment Manager uses a systematic, bottom‑up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, ESG Criteria, sustainability factors, market valuations, prospective growth prospects, sustainability of competitive advantage, financial condition, asset backing and liquidity. Sustainability factors include the level and sustainability of returns on capital, the ability to generate strong predictable cash flow, balance sheet figures and skillful management teams that can sustain competitive advantages. Potential investments are then systematically ranked in accordance with the strength of fundamentals and attractiveness of valuation. The Investment Manager then selects particular issuers in an effort to produce a broad portfolio of investments in Emerging Market Countries that satisfy the ESG Criteria.
The Investment Manager monitors each of the Emerging Market Countries in which the Fund has invested or may invest on a continuous basis and makes tactical shifts in the Fund’s portfolio allocation when it sees fit based on new developments and changes in the factors cited above. The Investment Manager may in its sole discretion consider selling a particular security held in the Fund’s portfolio when the factors that led to its investment change adversely or when a more attractive candidate in the particular Emerging Market Country is identified.
In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in various instruments, including short-term, high-quality fixed income securities denominated in any currency, including obligations of non‑Emerging Market Issuers and countries, cash, cash equivalents, money market funds, and other similar funds. The Fund may not achieve its investment objective when it does so. The Fund may also invest a portion of its assets in such investments and instruments on a short term or temporary basis to manage its cash positions or otherwise manage the Fund efficiently.
The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers that the Investment Manager believes satisfy the ESG Criteria. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash positions.
The Investment Manager may engage in active and frequent trading of the Fund’s portfolio securities to achieve the Fund’s investment objective. The Fund may pay transaction costs, such as the brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, may adversely affect the Fund’s investment performance.
The Fund may invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange or the Shenzhen Stock Exchange through the Shanghai-Hong Kong Stock Connect program and the Shenzhen‑Hong Kong Stock Connect program (together, “Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.